Cover	Oct. 08, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 08, 2026
Current Fiscal Year End Date	--12-31
Entity File Number	001-36445
Entity Registrant Name	ENvue Medical, Inc.
Entity Central Index Key	0001326706
Entity Tax Identification Number	01-0801232
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	762 W. Algonquin Road
Entity Address, City or Town	Arlington Heights
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60005
City Area Code	(800)
Local Phone Number	747-2151
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	FEED
Entity Emerging Growth Company	false